MATURITY OF FINANCIAL ASSETS AND LIABILITIES (Details) - CLP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial assets [line items]
Total financial assets	$ 35,823,605		$ 37,030,025
Total financial liabilities	32,675,685		34,091,826
Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	7,768,166		7,539,315
Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities	486,726		288,473
Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities	268,061		212,437
Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	11,913,945		13,151,709
Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities	2,139,488		2,292,161
Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities	1,698,357		1,916,368
Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities	7,093,653		7,326,372
Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	242,030		240,016
Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities	408,313		480,926
Demand [Member]
Disclosure of financial assets [line items]
Total financial assets	3,214,657		3,888,267
Total financial liabilities	8,966,477		8,587,847
Demand [Member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	7,768,166		7,539,315
Demand [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities	486,726		288,473
Demand [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Demand [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	121,479		121,527
Demand [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Demand [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities	4,130		4,557
Demand [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Demand [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	177,663		153,049
Demand [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities	408,313		480,926
Not later than one month [member]
Disclosure of financial assets [line items]
Total financial assets	2,480,411		4,129,179
Total financial liabilities	5,600,399		6,828,564
Not later than one month [member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Not later than one month [member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Not later than one month [member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities	268,061		212,437
Not later than one month [member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	5,120,171		6,105,767
Not later than one month [member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities	144,410		92,335
Not later than one month [member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities	46,013		373,423
Not later than one month [member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities	21,043		43,141
Not later than one month [member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	701		1,461
Not later than one month [member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Total financial assets	2,655,971		2,627,884
Total financial liabilities	4,852,836		4,618,826
Later than one month and not later than three months [member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than one month and not later than three months [member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than one month and not later than three months [member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than one month and not later than three months [member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	4,201,271		4,193,906
Later than one month and not later than three months [member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities	196,444		122,565
Later than one month and not later than three months [member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities	397,419		115,769
Later than one month and not later than three months [member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities	55,119		185,425
Later than one month and not later than three months [member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	2,583		1,161
Later than one month and not later than three months [member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More than 3 months to 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	4,933,977		5,339,624
Total financial liabilities	3,991,665		4,880,777
More than 3 months to 1 year [Member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More than 3 months to 1 year [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More than 3 months to 1 year [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More than 3 months to 1 year [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	2,299,018		2,537,299
More than 3 months to 1 year [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities	356,288		263,893
More than 3 months to 1 year [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities	1,030,241		1,154,063
More than 3 months to 1 year [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities	274,239		922,705
More than 3 months to 1 year [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	31,879		2,817
More than 3 months to 1 year [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due within 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	13,285,016		15,984,954
Total financial liabilities	23,411,377		24,916,014
Due within 1 year [Member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	7,768,166		7,539,315
Due within 1 year [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities	486,726		288,473
Due within 1 year [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities	268,061		212,437
Due within 1 year [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	11,741,939		12,958,499
Due within 1 year [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities	697,142		478,793
Due within 1 year [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities	1,477,803		1,647,812
Due within 1 year [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities	350,401		1,151,271
Due within 1 year [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	212,826		158,488
Due within 1 year [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities	408,313		480,926
Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Total financial assets	6,240,042		5,581,761
Total financial liabilities	2,461,121		2,072,940
Later than one year and not later than three years [member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than one year and not later than three years [member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than one year and not later than three years [member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than one year and not later than three years [member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	106,833		118,101
Later than one year and not later than three years [member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities	378,582		494,539
Later than one year and not later than three years [member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities	220,554		233,542
Later than one year and not later than three years [member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities	1,727,571		1,168,117
Later than one year and not later than three years [member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	27,581		58,641
Later than one year and not later than three years [member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Total financial assets	4,375,295		3,753,757
Total financial liabilities	2,466,344		1,848,234
Later than three years and not later than five years [member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	2,811		13,913
Later than three years and not later than five years [member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities	358,358		346,948
Later than three years and not later than five years [member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities			35,014
Later than three years and not later than five years [member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities	2,104,771		1,444,593
Later than three years and not later than five years [member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	404		7,766
Later than three years and not later than five years [member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due after 5 years [Member]
Disclosure of financial assets [line items]
Total financial assets	11,569,324		11,350,331
Total financial liabilities	4,610,589		3,679,897
Due after 5 years [Member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due after 5 years [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due after 5 years [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due after 5 years [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	62,362		61,196
Due after 5 years [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities	705,406		971,881
Due after 5 years [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due after 5 years [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities	2,910,910		3,562,391
Due after 5 years [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	1,219		15,121
Due after 5 years [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets	22,184,661		20,685,849
Total financial liabilities	8,607,362		8,531,763
More than 1 Year [Member] | Deposits and other demand liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More than 1 Year [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More than 1 Year [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More than 1 Year [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	172,006		193,210
More than 1 Year [Member] | Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities	1,442,346		1,813,368
More than 1 Year [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities	220,554		268,556
More than 1 Year [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities	6,743,252		6,175,101
More than 1 Year [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities	29,204		81,528
More than 1 Year [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Cash and deposits in banks [Member]
Disclosure of financial assets [line items]
Total financial assets	1,452,922		2,279,389
Cash and deposits in banks [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets	1,452,922		2,279,389
Cash and deposits in banks [Member] | Not later than one month [member]
Disclosure of financial assets [line items]
Total financial assets
Cash and deposits in banks [Member] | Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Total financial assets
Cash and deposits in banks [Member] | More than 3 months to 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash and deposits in banks [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	1,452,922		2,279,389
Cash and deposits in banks [Member] | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Total financial assets
Cash and deposits in banks [Member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Total financial assets
Cash and deposits in banks [Member] | Due after 5 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash and deposits in banks [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash items in process of collection [Member]
Disclosure of financial assets [line items]
Total financial assets	668,145		495,283
Cash items in process of collection [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets	668,145		495,283
Cash items in process of collection [Member] | Not later than one month [member]
Disclosure of financial assets [line items]
Total financial assets
Cash items in process of collection [Member] | Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Total financial assets
Cash items in process of collection [Member] | More than 3 months to 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash items in process of collection [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	668,145		495,283
Cash items in process of collection [Member] | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Total financial assets
Cash items in process of collection [Member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Total financial assets
Cash items in process of collection [Member] | Due after 5 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash items in process of collection [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Trading investments [Member]
Disclosure of financial assets [line items]
Total financial assets	485,736		396,987
Trading investments [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Trading investments [Member] | Not later than one month [member]
Disclosure of financial assets [line items]
Total financial assets	72,983		52,443
Trading investments [Member] | Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Total financial assets	4,024		13,252
Trading investments [Member] | More than 3 months to 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	68,277		118,845
Trading investments [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	145,284		184,540
Trading investments [Member] | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Total financial assets	110,824		75,378
Trading investments [Member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Total financial assets	90,507		106,808
Trading investments [Member] | Due after 5 years [Member]
Disclosure of financial assets [line items]
Total financial assets	139,121		30,261
Trading investments [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets	340,452		212,447
Investments under resale agreements [Member]
Disclosure of financial assets [line items]
Total financial assets			6,736
Investments under resale agreements [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments under resale agreements [Member] | Not later than one month [member]
Disclosure of financial assets [line items]
Total financial assets			6,736
Investments under resale agreements [Member] | Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Total financial assets
Investments under resale agreements [Member] | More than 3 months to 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments under resale agreements [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets			6,736
Investments under resale agreements [Member] | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Total financial assets
Investments under resale agreements [Member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Total financial assets
Investments under resale agreements [Member] | Due after 5 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments under resale agreements [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Financial derivative contracts [Member]
Disclosure of financial assets [line items]
Total financial assets	2,238,647		2,500,782
Financial derivative contracts [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Financial derivative contracts [Member] | Not later than one month [member]
Disclosure of financial assets [line items]
Total financial assets	135,780		82,243
Financial derivative contracts [Member] | Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Total financial assets	198,876		120,653
Financial derivative contracts [Member] | More than 3 months to 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	410,415		292,801
Financial derivative contracts [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	745,071		495,697
Financial derivative contracts [Member] | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Total financial assets	385,428		531,094
Financial derivative contracts [Member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Total financial assets	371,090		357,833
Financial derivative contracts [Member] | Due after 5 years [Member]
Disclosure of financial assets [line items]
Total financial assets	737,058		1,116,158
Financial derivative contracts [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets	1,493,576		2,005,085
Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial assets	162,685	[1]	272,807	[2]
Interbank Borrowings [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets		[1]		[2]
Interbank Borrowings [Member] | Not later than one month [member]
Disclosure of financial assets [line items]
Total financial assets	6,064	[1]	12,859	[2]
Interbank Borrowings [Member] | Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Total financial assets	152,911	[1]	135,756	[2]
Interbank Borrowings [Member] | More than 3 months to 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	3,710	[1]	124,143	[2]
Interbank Borrowings [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	162,685	[1]	272,758	[2]
Interbank Borrowings [Member] | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Total financial assets		[1]	44	[2]
Interbank Borrowings [Member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Total financial assets		[1]		[2]
Interbank Borrowings [Member] | Due after 5 years [Member]
Disclosure of financial assets [line items]
Total financial assets		[1]	5	[2]
Interbank Borrowings [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		[1]	49	[2]
Loans and accounts receivables from customers [Member]
Disclosure of financial assets [line items]
Total financial assets	27,563,229	[3]	26,933,624	[4]
Loans and accounts receivables from customers [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets	769,823	[3]	717,306	[4]
Loans and accounts receivables from customers [Member] | Not later than one month [member]
Disclosure of financial assets [line items]
Total financial assets	2,206,734	[3]	2,393,216	[4]
Loans and accounts receivables from customers [Member] | Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Total financial assets	2,288,372	[3]	2,108,001	[4]
Loans and accounts receivables from customers [Member] | More than 3 months to 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	4,348,975	[3]	4,488,993	[4]
Loans and accounts receivables from customers [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	9,613,904	[3]	9,707,516	[4]
Loans and accounts receivables from customers [Member] | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Total financial assets	5,187,501	[3]	4,937,271	[4]
Loans and accounts receivables from customers [Member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Total financial assets	2,938,326	[3]	2,909,140	[2]
Loans and accounts receivables from customers [Member] | Due after 5 years [Member]
Disclosure of financial assets [line items]
Total financial assets	9,823,498	[3]	9,379,697	[4]
Loans and accounts receivables from customers [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets	17,949,325	[3]	17,226,108	[4]
Available for sale investments [Member]
Disclosure of financial assets [line items]
Total financial assets	2,574,546		3,388,906
Available for sale investments [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Available for sale investments [Member] | Not later than one month [member]
Disclosure of financial assets [line items]
Total financial assets	58,850		1,581,682
Available for sale investments [Member] | Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Total financial assets	11,788		250,222
Available for sale investments [Member] | More than 3 months to 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	102,600		314,842
Available for sale investments [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	173,238		2,146,746
Available for sale investments [Member] | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Total financial assets	556,289		37,974
Available for sale investments [Member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Total financial assets	975,372		379,976
Available for sale investments [Member] | Due after 5 years [Member]
Disclosure of financial assets [line items]
Total financial assets	869,647		824,210
Available for sale investments [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets	2,401,308		1,242,160
Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Total financial assets	323,767		396,289
Guarantee Deposits (Margin Accounts) [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets	323,767		396,289
Guarantee Deposits (Margin Accounts) [Member] | Not later than one month [member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | More than 3 months to 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Total financial assets	323,767		396,289
Guarantee Deposits (Margin Accounts) [Member] | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Due after 5 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets

[1]	Interbank loans are presented on a gross basis. The amount of allowance is Ch$472 million.
[2]	Interbank loans are presented on a gross basis. The amount of allowance is Ch$4,135 million.
[3]	Loans and accounts receivables from customers are presented on a gross basis. Provisions amounts according to type of loan are detailed as follows: Commercial loans Ch$ 437,863 million, Mortgage loans Ch$ 69,066 million, and Consumer loans Ch$ 283,756 million.
[4]	Loans and accounts receivables from customers are presented on a gross basis. Provisions amounts according to type of loan are detailed as follows: Commercial loans Ch$ 429,442 million, Mortgage loans Ch$ 57,009 million, and Consumer loans Ch$ 300,019 million.